7. Common Stock and Preferred Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
7. Common Stock and Preferred Stock

7.	Common Stock and Preferred Stock

The Company has 100,000,000 shares of preferred stock authorized and none issued. The Company has 900,000,000 shares of common stock authorized, of which 12,710,000 shares are issued and outstanding. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

The Company did not issue any shares of its common stock during the years ended December 31, 2012 or 2011.